ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2025
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

7.ADVANCES TO SUPPLIERS

The advances to suppliers pertain primarily to amounts advances to suppliers, procurement agents who undertake the procurement of machinery, equipment, component parts and lands for the Group. It also includes advances to construction contractors engaged in the Group’s manufacturing projects and advances made for the purchase of other goods and services.

Advances to suppliers are stated net of an allowance for uncollectible amounts of VND55.8 billion (USD2.2 million) as of December 31, 2025 (as of December 31, 2024: nil).